GROUP STRUCTURE (Details Narrative) - USD ($) $ in Millions					1 Months Ended				12 Months Ended
	Dec. 12, 2022	Oct. 14, 2022	Aug. 12, 2022	Aug. 12, 2021	Sep. 30, 2022	Sep. 15, 2022	Aug. 22, 2022	May 16, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 14, 2022
IfrsStatementLineItems [Line Items]
impairment losses					$ 11.0				$ 589.0
Percentage of sale						28.50%
Capital stock price						$ 5.7
Collect cash		$ 1.7
Collected cash		$ 4.0
Interest rate		8.00%
Acquisition amount			$ 20.5
Equity interest rate			50.00%
Percentage of fair value									50.00%
Acquisition revenues									$ 11.3
Net earnings									3.5
Revenues from sale									1,844.0
Additional equity interest									20.5
Cash and cash equivalents									3.1
Net cash flow									17.4
Capacity price	$ 171.0
Interest liability	$ 46.0
Revenues from sales									1,858.0	$ 448.0
Partial payment public securities									34.9
Accrued amount							$ 4,235.0	$ 25.0
Fixed interest rate	0.00%							0.00%
Maturity date	May 16, 2025							May 16, 2025
Accruing interest								$ 1,754.0
Variable fixed interest rate								2.98%
Maturity dates								Nov. 16, 2023
Accruing interest rate							1.00%
Additional accruing interest	$ 58.6
Fair value of accrued	10.7
Outstanding face value	$ 32.2
Impairment reversal				$ 1.6
Percentage of discount rate				15.09%
Exploration interest rate											4250.00%
Greenwinds [Member]
IfrsStatementLineItems [Line Items]
Revenues from sale									$ 459.0